Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid long-term maintenance agreements	$ 32,019	$ 17,567
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	21,250	24,033
Retirement benefits assets (Note 17)	106,228	86,127
Deposits	15,641	13,312
Deferred financing fees	2,533	3,408
Other	13,841	19,292
Other long-term assets	$ 191,512	$ 163,739